Deferred Taxation - Deferred Tax Balances After Offset (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities [abstract]
Deferred tax assets	¥ 24,259	¥ 23,498
Deferred tax liabilities	¥ 21,411	¥ 17,015